Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of unused tax losses carried forward

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2021	67,210	16,925
31 December 2020	63,183	13,076
31 December 2019	49,565	8,426

Schedule of deferred tax liability

Details of the deferred tax liability are as follows:

2021	Asset £’000	Liability £’000	Net £’000
Business Combinations	–	–	–

2020	Asset £’000	Liability £’000	Net £’000
Business Combinations	–	–	–

2019	Asset £’000	Liability £’000	Net £’000
Business Combinations	1,581	(1,581)	–